Filed Pursuant to Rule 497(e)

Registration No. 333-80099

THE GABELLI DIVIDEND GROWTH FUND

Supplement dated August 31, 2023

to

The Gabelli Dividend Growth Fund’s Statutory Prospectus dated April 28, 2023,

Summary Prospectus dated April 28, 2023

and Statement of Additional Information dated April 28, 2023

This supplement amends certain information in the Statutory Prospectus (the “Statutory Prospectus”), Summary Prospectus (the “Summary Prospectus”) and Statement of Additional Information (the “SAI”), each dated April 28, 2023, of The Gabelli Dividend Growth Fund (the “Fund”). Unless otherwise indicated, all other information included in the Statutory Prospectus, Summary Prospectus and SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Statutory Prospectus, Summary Prospectus or SAI, as applicable.

Change in Portfolio Managers

Effective August 31, 2023, Mr. Robert D. Leininger has been removed from the Fund’s portfolio management team. All references to Mr. Leininger in the Statutory Prospectus, Summary Prospectus and SAI are hereby deleted.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE